Accounts Receivable, Net of Allowance for Expected Credit Losses - Summary Of Accounts Receivable (Detail) - USD ($) $ in Thousands	Dec. 31, 2022	Jun. 30, 2022	Jun. 30, 2021
Receivables [Abstract]
Trade receivables – external parties	$ 57,677	$ 28,559
Trade receivables – related parties	183	16
Total trade receivables	57,860	28,575
Less: Allowance for expected credit losses	(743)	(275)	$ (227)
Sales tax receivable	650	1,150
Other receivables	1,633	1,107
Total accounts receivables – external parties	$ 59,400	$ 30,557